Contract liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Contract liabilities
39	Contract liabilities

	2022 RMB million	2021 RMB million
Unredeemed credits under the frequent flyer award programs (Note)	1,423	1,459
Others	73	83

	1,496	1,542

Note:
As at December 31, 2022, unredeemed credits under the frequent flyer award programs represent the aggregated amounts of the transaction price allocated to the remaining performance obligation, which is expected to be recognized as revenue in the future when the customers obtain control of the goods or services. Movement of unredeemed credits under the frequent flyer award programs is set out below:

	2022 RMB million	2021 RMB million
Balance at January 1	3,061	3,196
-Current	1,459	1,451
-Non-current	1,602	1,745

Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,564	1,628
Reduction as a result of revenue recognized during the year	(1,452)	(1,763)
-Recognized as revenue from opening balance of contract liabilities	(1,084)	(1,344)
-Recognized as revenue from current year addition of contract liabilities	(368)	(419)
Balance at December 31	3,173	3,061

Representing:
-Current	1,423	1,459
-Non-current (Note 41)	1,750	1,602